Net Defined Benefit Liability (Asset) - Summary Of Changes In The Carrying Value Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 143,051	₩ 132,302	₩ 166,741
Interest cost	(14,022)	(18,867)	(1,678)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,574,087	1,377,545	1,618,098
Changes in net defined benefit liability (asset) [abstract]
Current service cost	143,051	132,302	166,741
Interest cost	70,959	72,683	48,238
Financial assumptions	88,078	70,284	(356,344)
Demographic assumptions	(264)	0	(9)
Experience adjustments	(18,547)	13,926	(3,838)
Retirement benefit paid	(101,008)	(92,146)	(92,914)
Foreign currencies translation adjustments	401	80	(69)
Others	(5,152)	(587)	(2,358)
Ending balance	₩ 1,751,605	₩ 1,574,087	₩ 1,377,545